Expense Example, No Redemption - FT Vest Nasdaq-100 Conservative Buffer ETF - October - FT Vest Nasdaq-100 Conservative Buffer ETF - October	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	$ 1,108